Summary of significant accounting policies, estimates and judgments - Disclosure Of Initial Application Of Standards Or Interpretations (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Nov. 01, 2022	Oct. 31, 2022
Other
Other assets	$ 84,649		$ 81,371
Total assets	2,076,107		2,006,531
Other
Insurance contract liabilities	21,153		19,026
Other liabilities	89,823		96,022
Total liabilities	1,951,615		1,891,384
Total equity	124,492	$ 121,604	115,147	$ 110,008	$ 108,945
Total liabilities and equity	$ 2,076,107		2,006,531
IFRS 17 [member]
Other
Other assets						$ 84,561
Total assets						1,918,842
Other
Insurance contract liabilities						18,226
Other liabilities						95,140
Total liabilities						1,813,026
Total equity						105,816
Total liabilities and equity						1,918,842
Before transition [member]
Other
Total equity			$ 115,147				$ 108,175
Before transition [member] | IFRS 17 [member]
Assets [abstract]
Segregated fund net assets						2,638
Other
Other assets						80,300
Total assets						1,917,219
Liabilities
Segregated fund net liabilities						2,638
Other
Insurance claims and policy benefit liabilities						11,511
Other liabilities						95,235
Total liabilities						1,809,044
Total equity						108,175
Total liabilities and equity						1,917,219
Transition adjustments [member]
Other
Total equity							$ (2,359)
Transition adjustments [member] | IFRS 17 [member]
Assets [abstract]
Segregated fund net assets						(2,638)
Other
Other assets						4,261
Total assets						1,623
Liabilities
Segregated fund net liabilities						(2,638)
Other
Insurance claims and policy benefit liabilities						(11,511)
Insurance contract liabilities						18,226
Other liabilities						(95)
Total liabilities						3,982
Total equity						(2,359)
Total liabilities and equity						$ 1,623